Commitments and Contingencies (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2013 CNY	Oct. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Commitments and Contingencies [Abstract]
Operating lease commitments			$ 57,000	355,000
Rental expenses			61,000	383,000	606,000	728,000
Capital commitments for purchase of property, plant and equipment			3,823,000	23,816,000
Amount awarded to Shandong Fuwei		686,190.4
Amount of claim filed against Shandong Fuwei	953,113
Frozen bank savings				770,000